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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    PRINCIPAL AMOUNT                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 102.1%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 19.1%
U.S. Treasury Bonds
4.50%                                        02/15/36                      $   2,530                    $    2,399 (h)
4.75%                                        02/15/37                         95,314                        94,059 (h)
U.S. Treasury Notes
4.50%                                        11/15/10 - 05/15/17              36,106                        35,920 (h)
4.63%                                        11/15/09 - 02/15/17             181,522                       182,632 (h)
4.88%                                        06/30/12                        158,360                       162,753 (h)
                                                                                                           477,763

FEDERAL AGENCIES - 4.0%
Federal Home Loan Mortgage Corp.
4.75%                                        03/05/12                         40,455                        40,657 (h)
4.88%                                        02/09/10                         39,085                        39,493 (h)
5.00%                                        02/16/17                         20,395                        20,414 (h)
                                                                                                           100,564

AGENCY MORTGAGE BACKED - 31.1%
Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35               5,158                         4,792 (f)
5.00%                                        07/01/35 - 10/01/35               6,192                         5,916 (f)
5.50%                                        05/01/20                          1,181                         1,178 (f)
6.00%                                        04/01/17 - 11/01/36              14,998                        15,088 (f)
6.50%                                        01/01/27 - 08/01/36               9,975                        10,176 (f)
7.00%                                        10/01/16 - 08/01/36               3,792                         3,931 (f)
7.50%                                        11/01/09 - 09/01/33               1,097                         1,136 (f)
8.00%                                        08/01/30 - 11/01/30                  16                            17 (f)
8.50%                                        04/01/30 - 05/01/30                  46                            49 (f)
9.00%                                        05/01/16 - 11/01/16                 238                           254 (f)
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19               5,006                         4,714 (f)
4.50%                                        05/01/18 - 02/01/35              34,249                        32,668 (f)
5.00%                                        06/01/20 - 08/01/35              24,807                        23,830 (f)
5.00%                                        07/01/35                         10,185                        10,232 (f,g)
5.10%                                        08/01/35                          6,615                         6,609 (f,g)
5.27%                                        04/01/37                          2,808                         2,806 (g)
5.44%                                        04/01/37                            260                           262 (g)
5.50%                                        01/01/14 - 08/01/35              21,750                        21,636 (f)
5.53%                                        04/01/37                          3,568                         3,589 (g)
5.59%                                        04/01/37                          3,119                         3,143 (g)
5.60%                                        04/01/37                          3,312                         3,339 (g)
5.62%                                        03/01/37                            222                           224 (g)
5.63%                                        06/01/37                          4,626                         4,660 (g)
5.66%                                        05/01/37                          1,848                         1,864 (g)
5.68%                                        04/01/37                          2,323                         2,344 (g)
5.70%                                        04/01/37                          4,418                         4,460 (g)
5.71%                                        04/01/37                          4,847                         4,894 (g)
5.85%                                        06/01/37                          5,760                         5,824 (g)
6.00%                                        02/01/14 - 08/01/35              28,890                        28,999 (f)
6.04%                                        10/01/37                          4,035                         4,076 (g)
6.50%                                        01/01/14 - 08/01/36              38,799                        39,615 (f)
7.00%                                        08/01/13 - 06/01/36              11,514                        11,951 (f)
7.50%                                        12/01/09 - 03/01/34               3,830                         4,008 (f)
8.00%                                        12/01/11 - 11/01/33               2,245                         2,360 (f)
8.50%                                        04/01/30 - 05/01/31                 264                           284 (f)
9.00%                                        02/01/09 - 12/01/22               2,038                         2,158 (f)
5.00%                                        TBA                             167,801                       160,417 (b)
5.50%                                        TBA                             184,852                       181,216 (b)
6.00%                                        TBA                             100,111                       100,237 (b)
6.50%                                        TBA                              16,967                        17,275 (b)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34               9,306                         8,783 (f)
5.00%                                        08/15/33                          2,197                         2,126 (f)
5.75%                                        08/20/23 - 09/20/24                  21                            21 (f,g)
6.00%                                        04/15/27 - 09/15/36               5,479                         5,521 (f)
6.13%                                        11/20/21 - 10/20/25                  21                            21 (f,g)
6.38%                                        05/20/21 - 04/20/24                  30                            30 (f,g)
6.50%                                        04/15/19 - 09/15/36               9,607                         9,847 (f)
7.00%                                        03/15/12 - 10/15/36               5,955                         6,160 (f)
7.50%                                        11/15/22 - 10/15/33               1,058                         1,108 (f)
8.00%                                        11/15/29 - 06/15/30                  18                            18 (f)
8.50%                                        10/15/17                            747                           798 (f)
9.00%                                        11/15/16 - 12/15/21               1,923                         2,070 (f)
5.50%                                        TBA                              10,375                        10,229 (b)
                                                                                                           778,963

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Collateralized Mortgage Obligation Trust
(Class B)
5.15%                                        11/01/18                            354                           308 (c,d,f)
Federal Home Loan Mortgage Corp.
1.40%                                        12/15/30                         13,962                           759 (e,f,g)
1.45%                                        09/15/36                          8,811                           822 (e,g)
1.52%                                        04/25/37                          7,283                           443 (e,g)
1.80%                                        10/15/18                          7,137                           437 (c,e,f,g)
2.03%                                        09/15/36                          8,798                           888 (e,f,g)
3.50%                                        12/15/33                          1,970                         1,410 (f,g)
4.30%                                        06/15/33                          6,652                         6,491 (f,g)
4.50%                                        04/15/13 - 03/15/19              11,408                           979 (e,f)
5.00%                                        12/15/13 - 12/01/34              68,460                        13,889 (e,f)
5.50%                                        04/15/26                          8,784                         8,844
5.50%                                        04/15/17 - 06/15/33               6,898                         1,388 (e,f)
7.15%                                        04/15/37                          9,398                           595 (c,e,g)
7.50%                                        01/15/16                            562                           582 (f)
7.50%                                        07/15/27                             80                            16 (e,f)
8.00%                                        04/15/20                            245                           245 (f)
8.00%                                        02/01/23 - 07/01/24                 224                            59 (e,f)
11.00%                                       05/15/37                         12,843                           806 (c,e,g)
23.96%                                       09/25/43                         21,752                           234 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
6.45%                                        08/01/27                             53                            42 (c,d,f)
Federal National Mortgage Assoc.
1.19%                                        12/25/42                          3,911                           109 (e,f,g)
1.32%                                        05/25/37 - 06/25/37             109,438                         6,662 (e,g)
1.64%                                        03/25/37                          7,391                           413 (e,g)
1.87%                                        10/25/29                          5,323                           322 (e,f,g)
1.97%                                        12/25/30                          6,845                           356 (e,f,g)
2.07%                                        06/25/36 - 07/25/37             113,079                         8,525 (e,f,g)
2.37%                                        05/25/18                          2,000                           151 (e,f,g)
2.47%                                        09/25/42                         14,285                           826 (e,f,g)
2.52%                                        04/25/17 - 10/25/17              11,126                           726 (e,f,g)
2.57%                                        08/25/16                          3,235                           154 (e,f,g)
2.97%                                        06/25/42                          4,490                           290 (e,f,g)
4.00%                                        02/25/28                            256                           253 (f)
4.50%                                        05/25/18                          2,082                           180 (e,f)
4.75%                                        11/25/14                          1,053                            54 (e,f)
5.00%                                        08/25/17 - 02/25/32               2,463                           248 (e,f)
5.50%                                        03/25/29 - 01/25/33              10,106                         9,969
8.00%                                        07/25/14                          1,049                         1,061 (f)
Federal National Mortgage Assoc. (Class 2)
5.50%                                        12/01/33                          1,720                           440 (e)
Federal National Mortgage Assoc. (Class S)
1.97%                                        02/25/31                          4,875                           250 (e,f,g)
Federal National Mortgage Assoc. REMIC
2.07%                                        01/25/37                         23,083                         1,717 (e,f,g)
4.50%                                        11/25/13                          2,166                            72 (e,f)
5.00%                                        10/25/22                          2,326                           378 (e,f)
5.32%                                        03/25/31                          4,815                         4,725 (f,g)
Federal National Mortgage Assoc. REMIC
(Class B)
4.82%                                        12/25/22                            245                           211 (c,d,f)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%**                                   03/25/22                              -                             1 (e,f)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                   05/25/22                              -                             9 (e,f)
Federal National Mortgage Assoc. STRIPS
(Class 1)
5.30%                                        11/01/34                          5,208                         3,771 (c,d,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                        08/01/34                         13,773                         3,622 (e)
7.50%                                        11/01/23                          1,010                           274 (e,f)
8.00%                                        08/01/23 - 07/01/24                 486                           124 (e,f)
8.50%                                        03/01/17 - 07/25/22                 793                           171 (e,f)
9.00%                                        05/25/22                            250                            65 (e,f)
Government National Mortgage Assoc.
1.04%                                        11/06/46                          7,962                           488 (e,f,g)
                                                                                                            85,854

ASSET BACKED - 6.2%
Accredited Mortgage Loan Trust (Class A)
5.43%                                        07/25/34                            865                           843 (f,g)
AESOP Funding II LLC (Class A)
5.62%                                        04/20/10                          3,000                         2,966 (a,f,g)
BA Credit Card Trust
5.75%                                        08/15/12                         10,000                         9,926 (f,g)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.50%                                        01/25/34                            323                           308 (f,g)
Capital One Auto Finance Trust
5.75%                                        04/15/12                         20,000                        19,966 (f,g)
Capital One Auto Finance Trust (Class A)
5.85%                                        03/15/11                          2,118                         2,117 (f,g)
Capital One Master Trust (Class C)
6.70%                                        06/15/11                          2,344                         2,360 (a,f)
Capital One Multi-Asset Execution Trust
(Class A)
5.78%                                        03/16/15                          1,980                         1,951 (g)
Carmax Auto Owner Trust
4.35%                                        03/15/10                          3,032                         3,009 (f)
Chase Credit Card Master Trust (Class A)
5.86%                                        07/15/10                          5,000                         5,002 (f,g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                        05/25/32                            414                           359 (f)
Citibank Credit Card Issuance Trust
4.45%                                        04/07/10                          3,078                         3,064 (f)
Countrywide Asset-Backed Certificates
5.65%                                        02/25/35                         13,423                        13,274 (f,g)
Countrywide Asset-Backed Certificates
(Class A)
5.40%                                        05/25/36                            427                           426 (f,g)
5.50%                                        08/25/34                            118                           117 (f,g)
5.69%                                        08/25/32                            219                           216 (f,g)
5.79%                                        04/25/32                            134                           130 (f,g)
Discover Card Master Trust I (Class A)
5.78%                                        04/17/12                         25,700                        25,619 (f,g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.31%                                        09/25/35                            371                           371 (f,g)
5.43%                                        01/25/35                            413                           413 (f,g)
First Horizon Asset Back Trust (Class A)
5.35%                                        02/25/34                            787                           779 (f,g)
GSAA Trust
5.19%                                        10/25/36                          1,657                         1,635 (f,g)
5.53%                                        05/25/34                            632                           630 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                        10/15/10                          2,798                         2,775 (f)
Indymac Residential Asset Backed Trust
7.13%                                        04/25/37                          1,018                           570 (g)
JP Morgan Mortgage Acquisition Corp.
5.28%                                        03/01/37                          4,300                         4,221 (g)
Long Beach Mortgage Loan Trust
5.29%                                        05/25/36                          2,000                         1,956 (f,g)
Mid-State Trust
7.54%                                        07/01/35                            910                           976 (f)
Option One Mortgage Loan Trust
5.26%                                        06/25/37                          5,000                         4,911 (g)
Peco Energy Transition Trust
6.52%                                        12/31/10                          2,219                         2,320 (f)
Residential Asset Mortgage Products, Inc.
5.37%                                        03/25/34                            120                           119 (f,g)
Residential Asset Securities Corp.
5.63%                                        07/25/32                            500                           490 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                        07/25/30                            646                           638 (f,g)
5.71%                                        06/25/33                            816                           804 (f,g)
5.77%                                        11/25/33                            860                           850 (f,g)
SLM Student Loan Trust (Class A)
5.74%                                        06/15/18                          1,065                         1,067 (f,g)
Structured Asset Investment Loan Trust
5.36%                                        02/25/35                            628                           627 (a,f,g)
Swift Master Auto Receivables Trust (Class
A)
5.85%                                        06/15/12                         15,000                        15,000 (g)
Triad Auto Receivables Owner Trust (Class A)
5.87%                                        02/12/14                         11,000                        10,828 (g)
Washington Mutual Master Note Trust
5.78%                                        05/15/14                         10,000                         9,900 (a,g)
Wells Fargo Home Equity Trust
3.97%                                        05/25/34                            867                           843 (f,g)
                                                                                                           154,376

CORPORATE NOTES - 21.9%
Abbey National PLC
7.95%                                        10/26/29                          3,205                         3,752 (f)
AES Ironwood LLC
8.86%                                        11/30/25                          5,848                         6,374 (f)
American Electric Power Company, Inc.
(Series D)
5.25%                                        06/01/15                          2,155                         2,053 (f)
American International Group, Inc.
6.25%                                        05/01/36                          3,015                         3,021 (f)
American Railcar Industries, Inc.
7.50%                                        03/01/14                          1,105                         1,099 (f)
Amgen Inc.
5.85%                                        06/01/17                          2,000                         1,974 (a,f)
Arizona Public Service Co.
6.25%                                        08/01/16                          3,165                         3,180 (f)
BAC CAP TRUST V
5.63%                                        03/08/35                          3,200                         2,794 (f)
Banco Santander Chile
5.38%                                        12/09/14                          3,465                         3,354 (a,f)
BanColombia S.A.
6.88%                                        05/25/17                            304                           296 (f)
Basell AF SCA
8.38%                                        08/15/15                          6,720                         6,132 (a)
Bear Stearns Companies Inc.
5.85%                                        07/19/10                          2,050                         2,055
6.95%                                        08/10/12                          7,270                         7,580
BellSouth Corp.
4.20%                                        09/15/09                          2,890                         2,845 (f)
6.55%                                        06/15/34                          3,035                         3,099 (f)
Bertin Ltd.
10.25%                                       10/05/16                          1,365                         1,461 (a,f)
BJ Services Co.
5.75%                                        06/01/11                          3,150                         3,184 (f)
Bristol-Myers Squibb Co.
5.88%                                        11/15/36                          2,145                         2,042 (f)
British Telecommunications PLC
8.63%                                        12/15/10                          1,260                         1,386 (f)
Cablevision Systems Corp.
8.00%                                        04/15/12                          1,140                         1,106 (f)
Cadbury Schweppes US Finance LLC
3.88%                                        10/01/08                          2,035                         2,006 (a,f)
Capital One Bank
6.50%                                        06/13/13                          1,325                         1,355 (f)
Carolina Power & Light Co.
5.15%                                        04/01/15                          1,500                         1,454 (f)
5.70%                                        04/01/35                            815                           761 (f)
6.13%                                        09/15/33                          1,590                         1,569 (f)
Chubb Corp.
6.00%                                        05/11/37                          2,600                         2,484 (f)
Citigroup, Inc.
5.13%                                        02/14/11                          4,440                         4,420 (f)
Clarendon Alumina Production Ltd.
8.50%                                        11/16/21                          4,635                         4,809 (a,f)
Clear Channel Communications, Inc.
4.50%                                        01/15/10                          8,170                         7,578 (f)
Commonwealth Bank of Australia
6.02%                                        03/29/49                          3,070                         2,913 (a,f,g)
Consumers Energy Co.
5.15%                                        02/15/17                          2,060                         1,946 (f)
Corrections Corp of America
7.50%                                        05/01/11                          2,896                         2,918 (f)
COX Communications, Inc.
7.13%                                        10/01/12                          4,325                         4,586 (f)
7.75%                                        11/01/10                          2,410                         2,569 (f)
CSC Holdings, Inc. (Series B)
8.13%                                        07/15/09                          3,663                         3,727 (f)
CSX Transportation, Inc.
9.75%                                        06/15/20                          1,365                         1,740 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                        06/04/08                          2,000                         1,978 (f)
Deluxe Corp.
3.50%                                        10/01/07                          5,375                         5,375 (f)
Denny's Holdings Inc.
10.00%                                       10/01/12                          5,375                         5,550 (f)
Dex Media West LLC
8.50%                                        08/15/10                          9,380                         9,638 (f)
Dillard's, Inc.
6.63%                                        11/15/08                          8,170                         8,017 (f)
Dominion Resources, Inc. (Series B)
6.30%                                        09/30/66                          7,805                         7,718 (f,g)
Dover Corp.
6.50%                                        02/15/11                          1,930                         2,002 (f)
DP WORLD Ltd.
6.85%                                        07/02/37                          2,200                         2,184 (a)
Duke Energy Corp.
5.38%                                        01/01/09                          1,065                         1,064 (f)
Dynegy Holdings Inc.
7.75%                                        06/01/19                          5,445                         5,207 (a,f)
Edison Mission Energy
7.00%                                        05/15/17                          5,370                         5,289 (a,f)
EI Du Pont de Nemours & Co.
4.88%                                        04/30/14                          2,080                         1,995 (f)
El Paso Electric Co.
6.00%                                        05/15/35                          1,660                         1,547 (f)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                       07/19/13                          2,210                         2,414 (a,f)
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                          2,980                         3,081 (f)
Freescale Semiconductor Inc.
8.88%                                        12/15/14                          5,380                         5,192
Galaxy Entertainment Finance Company Ltd.
9.88%                                        12/15/12                          1,055                         1,076 (f)
Georgia Gulf Corp.
9.50%                                        10/15/14                          2,745                         2,512
Globo Comunicacoes e Participacoes S.A.
7.25%                                        04/26/22                          1,610                         1,562 (a)
GMAC LLC
5.63%                                        05/15/09                          6,170                         6,007
5.85%                                        01/14/09                          2,970                         2,907
Goldman Sachs Group, Inc.
6.60%                                        01/15/12                          8,340                         8,711 (f)
GTE Corp.
6.94%                                        04/15/28                          4,600                         4,836 (f)
7.51%                                        04/01/09                          2,125                         2,183 (f)
Hexion US Finance Corp.
9.75%                                        11/15/14                          5,500                         6,050
HSBC Bank USA NA
4.63%                                        04/01/14                          3,215                         2,984
HSBC Capital Funding LP
4.61%                                        12/29/49                          3,400                         3,194 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                          3,380                         3,706 (a,f,g)
HSBC Finance Corp.
6.75%                                        05/15/11                          1,975                         2,057
HSBC Holdings PLC
6.50%                                        05/02/36                            625                           630 (f)
Hydro Quebec
8.50%                                        12/01/29                          1,455                         1,990 (f)
Idearc, Inc.
8.00%                                        11/15/16                          5,450                         5,436
IIRSA Norte Finance Ltd.
8.75%                                        05/30/24                          2,880                         3,398 (a,f)
Industrias Unidas S.A.
11.50%                                       11/15/16                          2,825                         2,641 (a)
ING Capital Funding TR III
8.44%                                        12/29/49                          3,000                         3,236 (g)
ING Groep N.V.
5.78%                                        12/29/49                          3,330                         3,143 (g)
Inmarsat Finance PLC
8.39%                                        11/15/12                          6,215                         5,951 (c,i)
Intergen N.V.
9.00%                                        06/30/17                          3,617                         3,798 (a)
International Steel Group Inc.
6.50%                                        04/15/14                          2,700                         2,696
Interoceanica IV Finance Ltd.
4.14%                                        11/30/18                          2,760                         1,747 (a,c)
4.22%                                        11/30/25                          2,760                         1,292 (a,c)
iStar Financial, Inc. (REIT)
7.00%                                        03/15/08                          2,040                         2,038 (f)
JBS S.A.
9.38%                                        02/07/11                          2,690                         2,764
JP Morgan Chase & Co.
7.00%                                        11/15/09                          3,965                         4,121 (f)
JP Morgan Chase Bank
5.88%                                        06/13/16                          3,190                         3,207
Kansas Gas & Electric
5.65%                                        03/29/21                          1,705                         1,642 (f)
Kazkommerts International BV
7.00%                                        11/03/09                            740                           709 (a)
Landsbanki Islands
6.21%                                        08/25/09                          3,245                         3,264 (a,f,g)
Libbey Glass Inc.
12.38%                                       06/01/11                          2,675                         2,896 (g)
Lippo Karawaci Finance BV
8.88%                                        03/09/11                          2,695                         2,610
Lukoil International Finance BV
6.36%                                        06/07/17                          2,015                         1,934 (a)
Majestic Star Casino LLC
9.50%                                        10/15/10                          5,880                         5,645 (f)
Marfrig Overseas Ltd.
9.63%                                        11/16/16                          2,690                         2,777 (a)
Markel Corp.
7.35%                                        08/15/34                          1,195                         1,229 (f)
MBIA, Inc.
5.70%                                        12/01/34                          1,675                         1,371
Mediacom LLC
9.50%                                        01/15/13                          5,520                         5,589 (f)
Merck & Company, Inc.
5.75%                                        11/15/36                          1,589                         1,500 (f)
Metropolitan Life Global Funding I
4.25%                                        07/30/09                          3,910                         3,867 (a,f)
MGM Mirage
7.50%                                        06/01/16                          3,545                         3,523
Midamerican Energy Holdings Co.
6.13%                                        04/01/36                          2,165                         2,102 (f)
Mizuho Financial Group Cayman Ltd.
8.38%                                        12/29/49                          3,070                         3,198
Morgan Stanley (Series F)
5.49%                                        01/18/08                          9,000                         8,993 (f,g)
Munich Re America Corp. (Series B)
7.45%                                        12/15/26                          1,935                         2,196 (f)
NAK Naftogaz Ukrainy
8.13%                                        09/30/09                          3,500                         3,350
Nakilat Inc.
6.07%                                        12/31/33                            430                           415 (a,f)
6.27%                                        12/31/33                          2,725                         2,645 (a,f)
Nelnet, Inc.
5.13%                                        06/01/10                          2,800                         2,691 (f)
Nevada Power Co. (Series N)
6.65%                                        04/01/36                          1,480                         1,469 (f)
Nisource Finance Corp.
7.88%                                        11/15/10                          1,080                         1,158 (f)
Norfolk Southern Corp.
6.00%                                        04/30/08                            475                           477 (f)
8.63%                                        05/15/10                          3,125                         3,388 (f)
Norfolk Southern Railway Co.
9.75%                                        06/15/20                          2,360                         3,094 (f)
Northeast Utilities (Series B)
3.30%                                        06/01/08                          2,105                         2,072 (f)
Northern States Power Co.
6.25%                                        06/01/36                          1,240                         1,276 (f)
NorthWestern Corp.
5.88%                                        11/01/14                          3,875                         3,778 (f)
Ohio Power Co. (Series E)
6.60%                                        02/15/33                          1,120                         1,164 (f)
OPTI Canada Inc.
8.25%                                        12/15/14                          5,445                         5,486 (a,f)
Orion Power Holdings Inc.
12.00%                                       05/01/10                          5,445                         5,962
Owens Brockway Glass Container Inc.
8.88%                                        02/15/09                          4,355                         4,420
Pacific Bell
7.13%                                        03/15/26                          1,495                         1,572 (f)
Pacific Gas & Electric Co.
5.80%                                        03/01/37                          2,045                         1,926
PanAmSat Corp.
9.00%                                        08/15/14                          4,725                         4,867 (f)
Pemex Finance Ltd.
9.03%                                        02/15/11                          4,718                         5,049 (f)
Pemex Project Funding Master Trust
6.13%                                        08/15/08                          3,145                         3,161 (f)
7.88%                                        02/01/09                          1,245                         1,284
PNC Preferred Funding Trust I
6.52%                                        12/31/49                          5,065                         5,085 (a,g)
Potomac Edison Co.
5.35%                                        11/15/14                          1,520                         1,470 (f)
Prudential Financial, Inc.
5.85%                                        06/13/08                          5,000                         5,005 (f,g)
Public Service Company of Colorado
7.88%                                        10/01/12                          3,330                         3,684 (f)
Puget Sound Energy, Inc.
3.36%                                        06/01/08                          2,120                         2,088 (f)
5.48%                                        06/01/35                          2,135                         1,874 (f)
Puget Sound Energy, Inc. (Series A)
6.97%                                        06/01/67                          3,750                         3,599 (g)
Pulte Homes, Inc.
4.88%                                        07/15/09                          2,470                         2,298 (f)
Rede Empresas de Energia Eletrica S.A.
11.13%                                       04/02/49                          2,695                         2,708 (a)
Reichhold Industries, Inc.
9.00%                                        08/15/14                          2,725                         2,698 (a,f)
Resona Bank Ltd.
5.85%                                        09/29/49                          3,070                         2,887 (a,f,g)
Rock-Tenn Co.
8.20%                                        08/15/11                          5,390                         5,572
Royal Bank of Scotland Group PLC
5.00%                                        10/01/14                          2,450                         2,328 (f)
RSHB Capital S.A.
6.30%                                        05/15/17                          1,735                         1,633 (a)
Sabine Pass LNG LP
7.25%                                        11/30/13                          3,225                         3,177
7.50%                                        11/30/16                          4,810                         4,738
Security Benefit Life Insurance
8.75%                                        05/15/16                          2,190                         2,460 (a)
Seitel, Inc.
9.75%                                        02/15/14                          4,750                         4,489
Sierra Pacific Resources
8.63%                                        03/15/14                          8,065                         8,537
Simon Property Group, L.P. (REIT)
4.60%                                        06/15/10                          2,165                         2,124 (f)
Skandinaviska Enskilda Banken AB
7.50%                                        03/29/49                          2,510                         2,598 (a,f,g)
SLM Corp.
4.50%                                        07/26/10                          8,170                         7,646
Southern Copper Corp.
7.50%                                        07/27/35                            525                           567
Southern Natural Gas Co.
5.90%                                        04/01/17                          1,405                         1,367 (a)
Sovereign Capital Trust VI
7.91%                                        06/13/36                          6,075                         6,411 (f)
Sprint Capital Corp.
7.63%                                        01/30/11                         12,750                        13,515
Stallion Oilfield Finance Corp.
9.75%                                        02/01/15                          5,450                         5,280 (a)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                        12/03/14                          3,730                         3,667 (g)
Stewart Enterprises, Inc.
6.25%                                        02/15/13                          2,715                         2,640 (f)
Telecom Italia Capital S.A.
6.20%                                        07/18/11                          4,145                         4,243
Telefonica Emisiones SAU
5.86%                                        02/04/13                          3,075                         3,108
Tennessee Gas Pipeline Co.
7.63%                                        04/01/37                          1,465                         1,582
8.38%                                        06/15/32                          2,080                         2,444
Titan Petrochemicals Group Ltd.
8.50%                                        03/18/12                          1,565                         1,393 (a)
TNK-BP Finance S.A.
6.63%                                        03/20/17                          1,355                         1,262 (a)
Tronox Worldwide LLC
9.50%                                        12/01/12                          3,815                         3,805 (f)
UBS Preferred Funding Trust I
8.62%                                        10/29/49                          2,465                         2,656 (g)
Valspar Corp.
5.63%                                        05/01/12                          2,080                         2,086
VeraSun Energy Corp.
9.38%                                        06/01/17                          5,350                         4,601 (a)
Verizon Global Funding Corp.
7.25%                                        12/01/10                          4,440                         4,716
Verizon Pennsylvania, Inc.
8.35%                                        12/15/30                          1,350                         1,612 (f)
8.75%                                        08/15/31                          2,125                         2,674 (f)
VTB Capital S.A.
5.96%                                        08/01/08                          2,185                         2,163 (a,f,g)
Weatherford International, Inc.
5.95%                                        06/15/12                          3,055                         3,108 (a)
Wells Fargo & Co.
5.25%                                        12/01/07                            805                           804 (f)
Wells Fargo Bank NA
5.95%                                        08/26/36                          1,320                         1,291 (f)
Westar Energy, Inc.
7.13%                                        08/01/09                          2,215                         2,255 (f)
Westlake Chemical Corp.
6.63%                                        01/15/16                          5,230                         4,968 (f)
Wisconsin Electric Power
5.70%                                        12/01/36                            315                           296 (f)
                                                                                                           548,707

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 16.0%
Banc of America Commercial Mortgage Inc.
4.13%                                        07/10/42                          4,300                         4,222 (f)
5.32%                                        10/10/11                          3,131                         3,116 (f)
5.45%                                        01/15/49                          3,000                         2,962 (f)
5.87%                                        04/10/49                         13,400                        13,519 (f)
Banc of America Commercial Mortgage Inc.
(Class A)
5.79%                                        05/11/35                          4,790                         4,860 (f)
Banc of America Commercial Mortgage Inc.
(Class C)
5.88%                                        04/10/17                          2,000                         1,890 (f)
Banc of America Funding Corp.
5.76%                                        03/20/36                          1,751                         1,770 (f,g)
5.83%                                        02/20/36                          2,984                         2,961 (f,g)
Banc of America Mortgage Securities (Class
B)
5.34%                                        10/25/35                          1,181                         1,074 (f,g)
5.38%                                        01/25/36                          1,839                         1,799 (f,g)
5.55%                                        02/25/36                          1,390                         1,393 (f,g)
Bank of America Alternative Loan Trust
6.50%                                        07/25/35                          2,229                         2,244 (f)
Bear Stearns Asset Backed Securities Trust
(Class A)
5.76%                                        07/25/36                         11,315                        11,174 (f,g)
Bear Stearns Commercial Mortgage Securities
5.48%                                        10/12/41                          4,563                         4,565 (f,g)
5.53%                                        10/12/41                          4,563                         4,514 (f,g)
5.58%                                        03/11/39                          1,472                         1,486 (f,g)
6.02%                                        02/14/31                          3,657                         3,687 (f)
Bear Stearns Commercial Mortgage Securities
(Class A)
5.85%                                        06/11/40                         10,900                        10,991 (f,g)
CalSTRS Trust
4.13%                                        11/20/12                          4,003                         3,996 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                        08/25/36                          3,261                         3,265 (f,g)
Countrywide Alternative Loan Trust
5.98%                                        05/25/36                            655                           444 (f,g)
6.00%                                        03/25/36 - 08/25/36               3,185                         1,764 (f)
Countrywide Alternative Loan Trust (Class B)
6.00%                                        05/25/36 - 08/25/36               1,984                         1,522 (f)
Countrywide Home Loan Mortgage Pass Through
Trust
5.46%                                        02/25/47                          3,615                         3,584 (f,g)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                        12/25/35                          1,642                         1,471 (f)
Credit Suisse Mortgage Capital Certificates
5.47%                                        09/15/39                          3,967                         3,939 (f)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                        02/25/36                            987                           888 (f,g)
CS First Boston Mortgage Securities Corp.
1.56%                                        03/15/35                         62,674                         1,917 (a,f,g)
5.25%                                        08/25/34                          1,366                         1,355 (f)
5.33%                                        10/25/35                          1,656                         1,461 (f,g)
5.38%                                        07/15/37                         51,165                         1,191 (a,c,f,g)
CS First Boston Mortgage Securities Corp.
(Class A)
5.44%                                        09/15/34                          3,000                         3,015 (f)
6.53%                                        06/15/34                          2,800                         2,905 (f)
DLJ Commercial Mortgage Corp.
6.24%                                        11/12/31                          7,378                         7,431 (f)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                        11/10/33                          3,985                         4,163 (f)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                        05/25/36                            428                           342 (f,g)
First Union-Lehman Brothers-Bank of America
6.56%                                        11/18/35                          2,602                         2,606 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                          4,728                         4,756 (f)
6.47%                                        04/15/34                          2,000                         2,066 (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.27%                                        12/10/41                         79,097                         1,493 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                        04/10/37                          4,200                         4,207 (f)
Impac CMB Trust
5.39%                                        04/25/35                          2,448                         2,381 (f,g)
Impac CMB Trust (Class 1)
5.49%                                        10/25/34                          2,613                         2,613 (f,g)
Impac Secured Assets CMN Owner Trust (Class
A)
5.38%                                        11/25/36                         11,853                        11,545 (f,g)
Indymac INDA Mortgage Loan Trust
5.14%                                        01/25/36                            474                           441 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.14%                                        01/25/36                            954                           926 (f,g)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.27%                                        01/12/39                         41,938                         1,220 (a,f,g)
5.94%                                        02/12/49                         15,000                        15,117 (g)
6.47%                                        11/15/35                          5,391                         5,606 (f)
7.23%                                        02/12/51                          1,080                         1,014 (a,c,g)
JP Morgan Mortgage Trust
5.86%                                        04/25/37                          2,805                         2,896 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                          6,696                         6,577 (f,g)
5.22%                                        01/18/12                         72,084                         1,662 (c,f,g)
5.26%                                        09/15/39                          5,130                         5,142 (f)
5.42%                                        02/15/40                          5,000                         4,933
6.19%                                        01/15/36                         22,673                         1,380 (a,c,f)
6.23%                                        03/15/26                          3,000                         3,032 (f)
6.98%                                        10/15/35                         21,919                           903 (a,c,f,g)
7.19%                                        02/15/40                         28,507                           942 (c,g)
7.69%                                        03/15/36                         86,574                         2,351 (a,c,f,g)
7.79%                                        02/15/40                         52,379                         1,089 (a,c,f,g)
8.09%                                        09/15/39                         24,943                           460 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                        12/15/30                          1,777                         1,831 (f)
6.65%                                        11/15/27                          8,377                         8,731 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                        07/14/16                            750                           791 (a,f)
LB-UBS Commercial Mortgage Trust (Class E)
6.81%                                        07/15/40                          1,945                         1,891 (c,g)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                        07/15/40                          1,915                         1,799 (g)
LB-UBS Commercial Mortgage Trust (Class X)
4.62%                                        09/15/39                        145,010                         4,414 (c,f,g)
7.58%                                        12/15/39                         52,711                           902 (a,c,f,g)
9.17%                                        03/15/32                         55,384                           627 (c,f,g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
6.01%                                        10/15/17                          7,000                         7,001 (a,f,g)
6.06%                                        10/15/17                          4,000                         4,000 (a,f,g)
Master Alternative Loans Trust
5.00%                                        08/25/18                          2,097                           330 (e,f)
6.50%                                        08/25/34 - 05/25/35               8,340                         8,375 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                        01/25/35                          2,325                         2,380 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                        05/12/39                          5,006                         5,085 (f,g)
Merrill Lynch/Countrywide Commercial
Mortgage Trust (Class A)
5.49%                                        03/12/51                         15,000                        14,823 (g)
5.81%                                        06/12/50                          9,800                         9,827 (g)
MLCC Mortgage Investors, Inc.
5.38%                                        02/25/36                          1,505                         1,454 (f,g)
Morgan Stanley Capital I
5.28%                                        12/15/43                          2,021                         2,012 (f,g)
5.33%                                        12/15/43                          2,021                         1,987 (f,g)
5.39%                                        11/12/41                          4,629                         4,424 (f,g)
5.44%                                        02/20/44                          2,017                         1,996 (a,g)
5.45%                                        02/12/44                          5,000                         4,934 (g)
5.69%                                        04/15/49                         12,500                        12,522 (g)
5.71%                                        07/20/44                          3,000                         3,035 (f)
7.11%                                        04/15/33                            957                           981 (f)
Morgan Stanley Capital I (Class A)
5.36%                                        02/12/44                          3,039                         3,042 (g)
Morgan Stanley Dean Witter Capital I
(Class A)
5.72%                                        12/18/32                             58                            59 (f)
6.39%                                        10/15/35                          5,000                         5,185 (f)
6.54%                                        02/15/31                            569                           582 (f)
Mortgage Capital Funding Inc. (Class C)
6.73%                                        06/18/30                          2,046                         2,056 (f)
MortgageIT Trust (Class A)
5.43%                                        08/25/35                          4,829                         4,775 (f,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                        03/15/30                          7,384                         7,411 (f)
Opteum Mortgage Acceptance Corp.
5.43%                                        02/25/35                          1,956                         1,955 (f,g)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                        03/12/34                          5,200                         5,368
Puma Finance Ltd. (Class A)
5.36%                                        03/25/34                          1,247                         1,247 (f,g)
Residential Accredit Loans, Inc.
6.00%                                        01/25/36 - 04/25/36               3,729                         3,253 (f)
6.04%                                        01/25/36                          1,027                         1,049 (f,g)
Residential Funding Mortgage Security I
5.75%                                        01/25/36                          1,744                         1,554 (f)
Sequoia Mortgage Trust
5.80%                                        06/20/34                            285                           285 (f,g)
Structured Asset Securities Corp. (Class X)
2.17%                                        02/25/28                          7,366                           285 (g)
Wachovia Bank Commercial Mortgage Trust
5.34%                                        12/15/43                         13,600                        13,291
5.42%                                        04/15/47                         15,000                        14,992
Wachovia Bank Commercial Mortgage Trust
(Class E)
6.10%                                        02/15/51                          6,030                         5,617 (g)
Wachovia Bank Commercial Mortgage Trust
(Class F)
6.10%                                        07/15/17                          1,055                           966 (g)
Washington Mutual Inc.
5.46%                                        01/25/45                          1,428                         1,401 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                        08/25/35                          4,158                         3,983 (f,g)
5.50%                                        01/25/36 - 03/25/36               4,117                         3,563 (f)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                        03/25/36                          2,941                         2,620 (f)
                                                                                                           400,929

SOVEREIGN BONDS - 0.4%
Government of Bahamas
6.63%                                        05/15/33                          2,400                         2,615 (a,f)
Government of Canada
7.50%                                        09/15/29                          3,115                         3,911
Government of Manitoba Canada
4.90%                                        12/06/16                          2,120                         2,090 (f)
Government of Panama
6.70%                                        01/26/36                          1,965                         2,019
                                                                                                            10,635

TOTAL BONDS AND NOTES                                                                                    2,557,791
 (COST $2,602,880)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           PRINCIPAL                         VALUE
                                                                              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 14.6%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 10.3%
AESOP Funding II LLC (Class A)
5.62%                                        04/20/10                         $5,000                        $4,943 (a,f,g)
American Express Credit Account Master
Trust (Class A)
5.86%                                        10/15/10                          4,000                         4,002 (g)
AmeriCredit Automobile Receivables Trust
5.88%                                        04/07/14                          8,250                         8,099 (g)
Arran Master Trust (Class A)
5.77%                                        12/15/10                          3,000                         2,985 (g)
Bayview Financial Acquisition Trust
(Class A)
5.96%                                        02/28/44                          4,433                         4,360 (g)
Chase Issuance Trust
5.76%                                        12/15/10                         10,000                         9,998 (g)
Chase Issuance Trust (Class A)
5.77%                                        11/15/11                         14,000                        13,944 (g)
Citibank Credit Card Issuance Trust
5.59%                                        11/22/10                         10,000                         9,989 (g)
5.76%                                        12/15/10                          4,500                         4,491 (g)
CNH Equipment Trust (Class A)
5.91%                                        12/15/10                            531                           530 (a,g)
CNH Wholesale Master Note Trust (Class A)
5.86%                                        06/15/11                          2,000                         1,996 (g)
Countrywide Asset-Backed Certificates
5.24%                                        06/25/35                          3,258                         3,222 (g)
5.39%                                        07/25/34                          2,855                         2,804 (g)
5.56%                                        05/25/33                             39                            38 (g)
Countrywide Asset-Backed Certificates
(Class 2)
5.73%                                        06/25/33                             20                            19 (g)
Countrywide Asset-Backed Certificates
(Class A)
5.93%                                        03/25/33                            761                           753 (g)
Countrywide Home Equity Loan Trust
5.99%                                        01/15/30                          5,481                         5,404 (g)
Discover Card Master Trust I
5.76%                                        04/15/10                          5,000                         4,968 (g)
Discover Card Master Trust I (Class A)
5.77%                                        05/15/11                          6,500                         6,486 (g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.39%                                        11/25/36                          3,000                         2,880 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.58%                                        03/25/35                         10,000                         9,403 (g)
First Horizon Asset Back Trust (Class A)
5.35%                                        02/25/34                            945                           935 (f,g)
Fleet Credit Card Master Trust II (Class A)
5.89%                                        04/15/10                          8,000                         8,001 (g)
Fleet Home Equity Loan Trust (Class A)
5.79%                                        01/20/33                          1,610                         1,585 (g)
Fremont Home Loan Trust
5.33%                                        04/25/35                             20                            20 (g)
GMAC Mortgage Corp. Loan Trust
5.22%                                        08/25/35                          4,700                         4,677 (g)
Gracechurch Card Funding PLC
5.76%                                        06/15/10                          5,000                         4,994 (g)
Gracechurch Card Funding PLC (Class A)
5.76%                                        11/15/10                          2,487                         2,481 (g)
5.86%                                        03/15/10                          3,500                         3,499 (g)
GSAA Trust
5.19%                                        10/25/36                          1,657                         1,635 (f,g)
5.38%                                        01/25/36                         10,000                         9,731 (g)
GSAMP Trust
5.28%                                        12/25/35                         12,500                        12,366 (g)
Hertz Vehicle Financing LLC
5.27%                                        02/25/10                          5,000                         4,970 (a,g)
Indymac Residential Asset Backed Trust
5.18%                                        11/25/36                          2,511                         2,503 (g)
5.24%                                        11/25/36                         10,449                        10,328 (g)
5.30%                                        10/25/35                         20,000                        19,884 (g)
Irwin Home Equity
5.28%                                        02/25/36                            616                           589 (a,g)
JP Morgan Mortgage Acquisition Corp.
5.24%                                        01/25/36                          2,199                         2,195 (g)
Long Beach Mortgage Loan Trust
5.23%                                        05/25/36                          3,800                         3,767 (g)
5.41%                                        09/25/35                          3,454                         3,417 (g)
Nissan Auto Lease Trust
5.82%                                        02/15/13                         26,680                        26,480 (g)
Option One Mortgage Loan Trust (Class A)
5.55%                                        02/25/33                            417                           411 (g)
Residential Asset Mortgage Products, Inc.
5.40%                                        12/25/33                            403                           403 (g)
Residential Asset Mortgage Products, Inc.
(Class A)
5.69%                                        06/25/32                            107                           106 (g)
Residential Asset Securities Corp.
5.23%                                        06/25/36                          3,000                         2,958 (g)
5.38%                                        01/25/36                         12,000                        11,822 (g)
Residential Asset Securities Corp. (Class A)
5.71%                                        06/25/33                            126                           124 (f,g)
Residential Funding Mortgage Securities II
Inc. (Class A)
5.34%                                        02/25/34                            181                           177 (g)
Saxon Asset Securities Trust
5.24%                                        03/25/36                         10,671                        10,602 (g)
5.36%                                        05/25/35                            139                           139 (g)
Structured Asset Securities Corp.
5.33%                                        02/25/35                            629                           629 (g)
Wachovia Asset Securitization Inc. (Class A)
5.35%                                        06/25/34                          1,193                         1,177 (g)
Waverly Community School
5.23%                                        05/25/36                          3,888                         3,867 (g)
                                                                                                           257,786

CORPORATE NOTES - 1.4%
Countrywide Financial Corp.
5.66%                                        09/02/08                         12,000                        11,583 (g)
Morgan Stanley
5.41%                                        05/07/09                         23,000                        22,814 (g)
                                                                                                            34,397

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%
Banc of America Large Loan
5.96%                                        03/15/22                         10,000                         9,952 (a,g)
Crusade Global Trust (Class A)
5.84%                                        09/18/34                          1,335                         1,338 (g)
Granite Master Issuer PLC
5.59%                                        12/20/54                          4,932                         4,932 (g)
5.67%                                        12/20/24                          3,250                         3,251 (g)
Granite Mortgages PLC (Class 1)
5.54%                                        01/20/43                            600                           600 (g)
Impac CMB Trust (Class 1)
5.49%                                        10/25/34                          3,161                         3,161 (f,g)
Impac Secured Assets CMN Owner Trust
5.52%                                        03/25/36                          4,233                         4,164 (g)
Interstar Millennium Trust (Class A)
5.90%                                        03/14/36                            905                           907 (g)
JP Morgan Alternative Loan Trust
5.19%                                        08/25/36 - 10/25/36               7,923                         7,895 (g)
Medallion Trust (Class A)
5.54%                                        08/22/36                          2,426                         2,403 (g)
Morgan Stanley Capital I
6.29%                                        01/15/21                          9,000                         8,730 (a,g)
National RMBS Trust
5.70%                                        03/20/34                          1,329                         1,303 (g)
Nomura Asset Acceptance Corp.
5.26%                                        03/25/37                         14,645                        14,612 (g)
Residential Accredit Loans, Inc.
5.31%                                        07/25/36                          3,448                         3,248 (g)
Thornburg Mortgage Securities Trust
(Class A)
5.34%                                        12/25/35                          3,341                         3,328 (g)
5.47%                                        04/25/43                            837                           837 (g)
Washington Mutual Inc.
5.47%                                        01/25/45                          1,067                         1,050 (g)
5.98%                                        07/25/44                          1,787                         1,763 (g)
                                                                                                            73,474

TOTAL SECURITIES PURCHASED WITH COLLATERAL                                                                 365,657
FROM SECURITIES ON LOAN
 (COST $369,857)

TOTAL INVESTMENTS IN SECURITIES                                                                          2,923,448
 (COST $2,972,737)

                                                                    NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.2%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 14.1%
GEI Short Term Investment Fund
5.43%                                                                    354,002,353                      $354,003 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 10.1%
GEI Short Term Investment Fund
5.43%                                                                    251,489,069                       251,489 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                               605,492
 (COST $605,492)

TOTAL INVESTMENTS                                                                                        3,528,940
 (COST $3,578,229)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (40.9)%                                                             (1,024,315)


                                                                                                   ---------------
NET ASSETS - 100.0%                                                                                $     2,504,625
                                                                                                   ===============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at September
30, 2007 (unaudited):

                                                                                              CURRENT
                                                                    NUMBER OF                NOTIONAL        UNREALIZED
DESCRIPTION                                  EXPIRATION DATE        CONTRACTS                   VALUE      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures            December  2007              1247                $258,187               $62
U.S. Treasury Notes 10 Yr. Futures           December  2007               396                  43,275              (524)
                                                                                                                  -----
                                                                                                                  $(462)
                                                                                                                  ======



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2007 (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2007, these securities amounted to $197,814 or 7.90% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of September 30, 2007.

**   Par value less than 500



Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 19, 2007